Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - Predecessor Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 418	$ 247
Gross increase-tax positions in prior periods	9	11
Gross decreases-tax positions in prior periods	(7)
Gross increases-tax positions in prior periods	272	160
Ending balance	$ 692	$ 418